Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2013 Vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts
Capitalized interest			0	0	0
Vessel estimated useful life			30 years
Period between scheduled regulatory drydockings			5 years
Impairment charges	0	0	0	0
Number of vessels tested for potential impairment		2
Tonnage tax included within operating expenses			126,000	169,000	146,000
Deferred tax liability recognized			$ 34,000	$ 43,000
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage			8.75%
Series A Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Redeemable preferred shares dividend paid			3-month U.S. dollar LIBOR plus 2% on the original issue price
United Kingdom [Member]
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company			1	1	1
Principal rate of corporate income tax			21.00%	23.00%	24.00%